Note 5 - Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
Operating lease obligations as of December 31, 2018	$613,764
Discounting using the January 1, 2019 incremental borrowing rate (1)	(84,579)
Operating lease obligations as of January 1, 2019	529,185
Less: Non-lease components	(134,531)
Lease liabilities recognized as of January 1, 2019	$394,654

Disclosure of lease liabilities and costs [text block]
Lease Liabilities
January 1, 2019	$394,654
Less: lease payments	(134,280)
Interest expense	32,305
292,679
Less: current portion of lease liabilities	(121,948)
Long-term portion of lease liabilities – December 31, 2019	$170,731

Disclosure of quantitative information about right-of-use assets [text block]
ROU assets
January 1, 2019	$394,654
Less: amortization of ROU assets	(121,432)
December 31, 2019	$273,222

Disclosure of maturity analysis of operating lease payments [text block]
	2020	2021	2022	2023	2024	Total
Office lease	$191,512	$192,336	$48,084	-	-	$431,932